Nuveen Arizona Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1%
MUNICIPAL BONDS - 98.1%
Education and Civic Organizations - 23.5%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 1,059,390
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 525,460
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA 1,733,578
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C:
300 5.000%, 7/01/43 7/31 at 100.00 AA 329,670
225 4.000%, 7/01/44 7/31 at 100.00 AA 219,087
300 4.000%, 7/01/45 7/31 at 100.00 AA 290,643
250 4.000%, 7/01/46 7/31 at 100.00 AA 240,702
940 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 963,340
635 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 Aa3 604,914
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 1,575,060
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 Aa2 1,326,363
1,000 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 Aa2 1,108,770
500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Series 2019A, 5.000%, 6/01/38
6/29 at 100.00 Aa2 548,740
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 219,818
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 228,169
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 25,503
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 AA- 315,348
705 5.000%, 7/01/47 7/27 at 100.00 AA- 731,177
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 150,756
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 N/R 208,690
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 BB 460,650
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 AA- 802,582
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 AA- 1,188,122

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 95 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB $ 94,748
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 AA- 141,471
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
125 5.000%, 7/01/28 No Opt. Call AA- 136,904
125 5.000%, 7/01/29 No Opt. Call AA- 138,018
130 5.000%, 7/01/30 No Opt. Call AA- 144,218
125 5.000%, 7/01/31 No Opt. Call AA- 138,696
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 528,295
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 534,195
95 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 89,608
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A,
5.000%, 10/01/45
10/29 at 100.00 BBB+ 3,035,078
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 BBB 1,193,106
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41, 144A
7/29 at 100.00 N/R 627,477
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 152,157
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 217,516
780 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43
1/30 at 100.00 AA- 821,613
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools
Projects, Series 2019A:
750 5.000%, 7/01/39 7/29 at 100.00 AA- 785,453
335 5.000%, 7/01/49 7/29 at 100.00 AA- 345,874
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 N/R 504,775
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 374,129
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 Baa3 847,110
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 A2 2,853,030
775 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 823,895
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 A+ 712,417

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 AA $ 838,736
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 AA 1,101,970
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 25,122
690 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/43
10/22 at 100.00 BB+ 689,952
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB- 403,808
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/35, 144A
7/25 at 100.00 BB+ 222,471
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 353,129
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 916,180
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
60 3.250%, 7/01/25 No Opt. Call BBB- 59,191
750 5.000%, 7/01/35 7/25 at 100.00 BBB- 767,415
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
5.000%, 7/01/43
7/28 at 100.00 AA- 836,216
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 1,042,950
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 88,926
320 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 273,283
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 100,814
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 25,368
75 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 79,980
250 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 251,075
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 AA 155,499
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 484,927
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 BB+ 502,205
38,575 Total Education and Civic Organizations 39,315,532

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 12.0%
$ 1,510 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A+ $ 1,555,406
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County
Regional Medical Center, Series 2020A:
105 4.000%, 9/01/36 9/30 at 100.00 A1 103,140
890 4.000%, 9/01/38 9/30 at 100.00 A1 873,312
405 4.000%, 9/01/39 9/30 at 100.00 A1 396,876
250 4.000%, 9/01/46 9/30 at 100.00 A1 231,978
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 AA- 923,890
1,400 5.000%, 2/01/40 2/30 at 100.00 AA- 1,500,982
2,560 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 4.000%, 2/01/39
2/32 at 100.00 AA- 2,500,864
600 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A+ 642,000
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 AA- 1,876,298
2,000 5.000%, 1/01/35 1/27 at 100.00 AA- 2,122,660
1,145 5.000%, 1/01/38 1/27 at 100.00 AA- 1,204,391
1,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- 951,810
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 A 531,959
1,350 4.000%, 4/01/46 4/31 at 100.00 A 1,224,274
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 304,761
750 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 767,197
Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical
Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 A+ 853,949
1,060 4.000%, 8/01/43 8/29 at 100.00 A+ 1,013,922
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 A 516,415
20,050 Total Health Care 20,096,084
Housing/Multifamily - 0.7%
500 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 AA 538,725
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 164,562
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 N/R 409,310
1,250 Total Housing/Multifamily 1,112,597

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 2.2%
$ 120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R $ 94,674
1,115 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB- 1,052,616
920 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 764,897
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 N/R 1,179,690
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 N/R 513,130
4,180 Total Long-Term Care 3,605,007
Tax Obligation/General - 15.4%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 AA 599,505
765 Dysart Unified School District Number 89, Maricopa County, Arizona,
General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27
7/24 at 100.00 AAA 798,155
425 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30
7/23 at 100.00 Aaa 436,110
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 Aaa 1,055,650
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 AA 1,626,585
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 AA 815,168
675 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2020, Series
202A, 4.000%, 7/01/38 - AGM Insured
7/30 at 100.00 AA 683,451
Maricopa County School District 14 Creighton Elementary,
Arizona, General Obligation Bonds, School Improvement
Series 2021C:
1,045 4.000%, 7/01/34 7/31 at 100.00 N/R 1,116,792
1,170 4.000%, 7/01/35 7/31 at 100.00 N/R 1,222,088
1,065 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aa1 1,166,676
370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aa1 400,532
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 Aaa 603,150
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 Aa3 1,148,564
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 AA 1,090,010
265 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, Improvement Second Series 2020, 4.000%,
7/01/40
7/29 at 100.00 AAA 264,624
Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2015, Series 2021E:
375 3.000%, 7/01/39 7/30 at 100.00 AAA 330,739
275 3.000%, 7/01/40 7/30 at 100.00 AAA 240,094

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 Aa1 $ 1,009,990
860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/35
7/27 at 100.00 AAA 934,983
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AAA 2,166,900
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 A1 816,450
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 750,485
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 1,166,389
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
7/23 at 100.00 AA 509,110
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 AA 792,150
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 755,505
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 865,640
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 AAA 1,074,678
500 Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%,
7/01/33
7/29 at 100.00 AA+ 531,045
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 AA- 370,317
335 4.500%, 7/01/34 7/24 at 100.00 AA- 344,360
24,310 Total Tax Obligation/General 25,685,895
Tax Obligation/Limited - 21.3%
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 102,375
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 123,374
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,052,580
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 N/R 438,088
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 605,745
95 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 AA 532,730
450 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 451,692
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 533,695
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 1,071,910
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 AA 1,309,607

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 N/R $ 652,652
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R 143,000
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R 286,200
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.250%, 7/01/35
7/30 at 100.00 N/R 416,750
Eastmark Community Facilities District 2, Mesa, Arizona,
General Obligation Bonds, Series 2020:
315 4.000%, 7/15/30 No Opt. Call N/R 318,676
480 4.000%, 7/15/35 7/30 at 100.00 N/R 441,106
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 49,123
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
10/22 at 100.00 AA 345,673
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 766,042
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 278,613
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 1,488,420
240 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 231,096
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1/23 at 100.00 AA 1,000,430
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
1,170 4.000%, 7/15/32 7/26 at 100.00 A1 1,203,871
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 487,930
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 175,057
Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
190 3.000%, 7/01/39 7/30 at 100.00 AA+ 167,574
115 4.000%, 7/01/40 7/30 at 100.00 AA+ 115,510
810 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%,
12/01/36
12/22 at 100.00 A 813,013
500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 519,180
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/38
8/28 at 100.00 AA 1,513,545
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 N/R 1,249,988
1,000 0.000%, 7/01/46 7/28 at 41.38 N/R 286,390
1,350 4.750%, 7/01/53 7/28 at 100.00 N/R 1,291,005
1,372 5.000%, 7/01/58 7/28 at 100.00 N/R 1,330,977
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 AA 539,713
560 4.000%, 8/01/35 8/26 at 100.00 AA 577,937
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA 827,496

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020:
$ 1,915 4.000%, 8/01/38 8/30 at 100.00 AA $ 1,934,878
2,500 4.000%, 8/01/45 8/30 at 100.00 AA 2,371,675
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA 622,074
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 931,158
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 AA+ 857,695
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 AAA 650,460
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A:
55 4.000%, 10/01/22 - AGM Insured No Opt. Call AA 55,035
1,005 5.000%, 10/01/32 - AGM Insured 10/22 at 100.00 AA 1,009,905
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
10/22 at 100.00 N/R 1,092,245
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 2,271,865
36,204 Total Tax Obligation/Limited 35,608,520
Transportation - 5.4%
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 A1 701,229
1,315 5.000%, 7/01/45 7/25 at 100.00 A1 1,370,572
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 1,550,475
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Senior Lien Series 2013, 5.000%, 7/01/30, (AMT)
7/23 at 100.00 Aa3 1,015,520
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A:
1,000 5.000%, 7/01/37, (AMT) 7/27 at 100.00 Aa3 1,049,360
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3 1,038,920
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 A3 1,102,200
1,090 5.000%, 7/01/39 7/29 at 100.00 A3 1,169,624
8,575 Total Transportation 8,997,900
U.S. Guaranteed - 3.0% (5)
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 610,060
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 278,428
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
110 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 115,945
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 511,835
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 448,585
1,040 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 1,088,890
1,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2015, 5.000%, 7/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 AAA 1,065,740

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA $ 983,558
4,800 Total U.S. Guaranteed 5,103,041
Utilities - 14.6%
1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A+ 937,410
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 AA+ 1,365,827
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call N/R 1,753,410
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 838,380
875 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/49 - AGM Insured
7/29 at 100.00 AA 845,084
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 520,825
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 766,046
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 786,744
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 472,041
800 Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%,
7/01/43
7/29 at 100.00 Aa2 871,416
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
510 4.000%, 7/01/42 7/30 at 100.00 Aa2 487,555
500 4.000%, 7/01/43 7/30 at 100.00 Aa2 475,160
1,000 3.000%, 7/01/44 7/30 at 100.00 Aa2 802,510
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AA+ 610,781
650 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 711,139
1,325 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 AAA 1,441,454
1,000 Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A,
5.000%, 7/01/27
10/22 at 100.00 AA 1,002,140
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 326,286
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
1,000 5.000%, 7/01/29, 144A No Opt. Call N/R 1,047,430
1,000 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 1,016,990
Salt River Project Agricultural Improvement and Power
District, Arizona, Electric System Revenue Bonds,
Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 AA+ 527,045
1,000 5.000%, 12/01/45 6/25 at 100.00 AA+ 1,061,160
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%,
1/01/38
1/27 at 100.00 AA+ 1,078,120
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39
1/30 at 100.00 AA+ 1,007,810
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 1,905,990
735 Yuma County Industrial Development Authority, Arizona, Exempt Revenue
Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%,
12/01/37, (AMT)
11/22 at 100.00 N/R 680,595

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,000 Yuma Municipal Property Corporation, Arizona, Utility System Revenue
Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28
7/25 at 100.00 AA- $ 1,063,210
23,610 Total Utilities 24,402,558
$ 161,554 Total Long-Term Investments (cost $172,239,961) 163,927,134
– Other Assets Less Liabilities - 1.9% 3,183,876
Net Assets - 100% $ 167,111,010
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 163,927,134 $ – $ 163,927,134
Total
$ – $ 163,927,134 $ – $ 163,927,134
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1%
MUNICIPAL BONDS - 98.1%
Consumer Staples - 0.1%
$ 65 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ $ 58,260
Education and Civic Organizations - 4.2%
2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- 2,218,059
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 N/R 675,067
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 A+ 567,924
3,455 Total Education and Civic Organizations 3,461,050
Health Care - 9.6%
500 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 474,650
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 AA 992,000
1,000 4.000%, 8/01/46 11/27 at 100.00 N/R 958,190
1,010 5.000%, 8/01/46 11/27 at 100.00 AA 1,047,531
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
1,250 5.000%, 8/01/39 8/29 at 100.00 AA 1,330,563
240 5.000%, 8/01/44 8/29 at 100.00 AA 252,199
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center,
Refunding & Improvement Series 2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 BBB+ 1,430,400
785 4.000%, 6/01/35 6/30 at 100.00 BBB+ 737,186
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 688,357
8,035 Total Health Care 7,911,076
Housing/Multifamily - 1.2%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
9/22 at 100.00 N/R 1,002,440
Housing/Single Family - 4.0%
300 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 Aaa 292,053
1,460 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 Aaa 1,410,316
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 Aaa 524,994
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa 82,257
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 N/R 956,545
3,855 Total Housing/Single Family 3,266,165

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.5%
$ 1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
10/22 at 100.00 BB+ $ 1,246,600
Tax Obligation/General - 9.7%
1,295 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2014A, 4.000%, 8/01/28
8/23 at 100.00 AA 1,315,111
1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2018, 5.000%, 8/01/36
8/28 at 100.00 AA 1,098,760
1,000 Hobbs Municipal School District 33, Lea County, New Mexico, General
Obligation Bonds, School Series 2014A, 5.000%, 9/15/28
9/24 at 100.00 Aa3 1,047,340
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 849,210
1,250 Santa Fe Public School District, Santa Fe County, New Mexico, General
Obligation School Building Bonds, Series 2022, 5.000%, 8/01/32
8/30 at 100.00 N/R 1,421,088
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%,
8/01/37
8/25 at 100.00 Aa3 525,805
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 Aa3 692,921
1,000 Taos Municipal School District, Taos County, New Mexico, General
Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27
9/24 at 100.00 Aa3 1,046,880
7,735 Total Tax Obligation/General 7,997,115
Tax Obligation/Limited - 38.4%
Albuquerque, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015A:
250 4.000%, 7/01/35 7/25 at 100.00 AAA 256,638
1,195 5.000%, 7/01/37 7/25 at 100.00 AAA 1,257,833
500 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016C, 4.000%, 7/01/34
7/26 at 100.00 AAA 518,240
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 N/R 838,224
Artesia, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2019:
1,130 4.000%, 6/01/28 6/26 at 100.00 AA- 1,187,257
570 4.000%, 6/01/29 6/26 at 100.00 AA- 596,431
1,230 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call AAA 1,329,581
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 AAA 1,293,332
445 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 447,430
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 189,012
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 BBB+ 1,040,930
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 AA 610,800
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 AA 1,044,230
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 507,405
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB 791,528
985 Las Cruces, New Mexico, State Shared Gross Receipts Tax Revenue Bonds,
Refunding Series 2020, 4.000%, 6/01/38
6/30 at 100.00 Aa3 997,687
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 AA 105,881
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 N/R 487,435

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R $ 238,774
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
10/23 at 100.00 N/R 811,758
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 AA 1,044,820
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 AA 1,371,665
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,100 4.550%, 7/01/40 7/28 at 100.00 N/R 1,099,989
725 4.750%, 7/01/53 7/28 at 100.00 N/R 693,317
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 AA 800,862
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 AA 1,012,622
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 A+ 1,050,413
2,480 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call AA 2,669,398
Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 AA+ 552,400
400 5.000%, 6/01/37 6/28 at 100.00 AA+ 437,752
1,000 The New Mexico Finance Authority, State Transportation Refunding
Revenue Bonds State Transportation Commission Senior Lien, Series
2022A, 5.000%, 6/15/26
No Opt. Call N/R 1,091,860
555 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
10/22 at 100.00 N/R 555,255
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 AA 1,042,840
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 2,009,760
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R 496,505
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call N/R 4,711
500 4.000%, 5/01/33, 144A 5/29 at 103.00 N/R 452,090
760 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 701,495
30,645 Total Tax Obligation/Limited 31,638,160
U.S. Guaranteed - 3.3% (4)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 AA 1,659,291
1,000 University of New Mexico, Revenue Bonds, Refunding Subordinate Lien
System Series 2014C, 5.000%, 6/01/35, (Pre-refunded 6/01/24)
6/24 at 100.00 AA- 1,044,970
2,550 Total U.S. Guaranteed 2,704,261
Utilities - 26.1%
Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2015:
1,000 5.000%, 7/01/32 7/25 at 100.00 AAA 1,059,840
1,000 4.000%, 7/01/33 7/25 at 100.00 AAA 1,029,380

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 AAA $ 1,095,190
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA 1,936,116
1,500 Farmington, New Mexico, Pollution Control Revenue Bonds, Southern
California Edison Company - Four Corners Project, Refunding Series
2005A, 1.800%, 4/01/29
No Opt. Call N/R 1,321,950
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 A- 784,665
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 1,057,873
1,125 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31
6/25 at 100.00 AAA 1,193,490
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 AAA 1,062,180
250 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38
6/27 at 100.00 AAA 270,192
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 AAA 492,471
845 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40
6/29 at 100.00 AAA 931,165
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Senior Lien Series 2020B:
1,000 3.000%, 6/01/39 6/30 at 100.00 AAA 882,300
1,000 3.000%, 6/01/40 6/30 at 100.00 AAA 873,400
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Subordinate Lien Series 2019A:
915 5.000%, 6/15/35 6/28 at 100.00 AAA 1,007,992
265 5.000%, 6/15/36 6/28 at 100.00 AAA 290,710
1,040 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39
6/29 at 100.00 AAA 1,148,264
1,750 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2020C-1, 4.000%, 6/15/45
6/30 at 100.00 AAA 1,719,375
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 523,715
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 AA 753,208
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 AA+ 519,530
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 AAA 1,506,360
21,080 Total Utilities 21,459,366
$ 79,785 Total Long-Term Investments (cost $83,778,486) 80,744,493
– Other Assets Less Liabilities - 1.9% 1,548,891
Net Assets - 100% $ 82,293,384

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 80,744,493 $ – $ 80,744,493
Total
$ – $ 80,744,493 $ – $ 80,744,493
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1%
MUNICIPAL BONDS - 98.1%
Consumer Discretionary - 0.7%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 Baa2 $ 526,035
1,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,035,270
2,000 5.000%, 12/01/35 12/26 at 100.00 Baa2 2,048,660
3,500 Total Consumer Discretionary 3,609,965
Education and Civic Organizations - 7.9%
Colorado Educational and Cultural Facilities Authority
Charter School Revenue Bonds, Monument Academy
Charter School Project, Refunding Series 2014:
290 4.000%, 10/01/24 No Opt. Call A+ 295,637
720 3.625%, 10/01/29 10/24 at 100.00 A+ 714,384
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Aspen Ridge School
Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 BB 503,240
500 5.250%, 7/01/46, 144A 7/25 at 100.00 BB 501,915
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 519,317
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
10/22 at 100.00 A+ 500,280
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Liberty Common Charter
School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 A+ 321,902
500 5.000%, 1/15/44 1/24 at 100.00 A+ 504,735
450 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
12/22 at 100.00 BB+ 450,450
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 86,127
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 80,267
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 BB 1,009,220
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+ 1,027,690
835 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
10/22 at 100.00 BB 837,488
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 638,622
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding
& Improvement Series 2015, 5.000%, 12/15/45, 144A
12/25 at 100.00 BBB- 1,013,560
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016,
5.000%, 10/01/36
10/26 at 100.00 A 533,435

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
$ 265 4.000%, 5/01/51 5/28 at 103.00 Baa3 $ 214,064
750 4.000%, 5/01/61 5/28 at 103.00 Baa3 578,978
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Pinnacle Charter School, Refunding &
Improvement Series 2021A:
400 4.000%, 12/01/26 No Opt. Call A+ 412,784
2,000 4.000%, 12/01/50 12/30 at 100.00 A+ 1,939,440
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 249,436
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 Ba1 959,300
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
370 4.000%, 3/01/34 3/27 at 100.00 AA- 379,498
1,000 4.000%, 3/01/35 3/27 at 100.00 AA- 1,021,850
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
6/24 at 100.00 Aa3 406,708
1,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series
2019B, 5.000%, 5/15/44
5/29 at 100.00 Aa2 1,082,890
3,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42
12/27 at 100.00 A+ 3,195,720
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017A:
1,335 4.000%, 3/01/34 9/27 at 100.00 AA 1,379,095
1,450 4.000%, 3/01/40 9/27 at 100.00 AA 1,412,967
1,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 1,424,295
2,510 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%,
3/01/49
3/30 at 100.00 AA 2,735,197
1,350 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2021C, 4.000%,
3/01/38 - BAM Insured
3/32 at 100.00 N/R 1,328,521
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 Aa3 2,011,780
1,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R 948,970
200 University of Colorado, Enterprise System Revenue Bonds, Refunding
Green Series 2021A, 5.000%, 6/01/31
No Opt. Call Aa1 232,302
5,330 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 4.000%, 6/01/51
6/31 at 100.00 N/R 5,124,369
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 2,081,840
38,530 Total Education and Civic Organizations 38,658,273
Health Care - 15.5%
2,220 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42
10/22 at 100.00 A- 2,224,840
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 AA 1,916,341
1,000 4.000%, 11/15/43 11/29 at 100.00 AA 958,820
965 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49,
(Mandatory Put 11/19/26)
No Opt. Call AA 1,054,494

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,350 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/46
5/26 at 100.00 AA $ 1,277,532
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
110 5.000%, 11/15/28 5/26 at 100.00 AA 118,988
290 5.000%, 11/15/29 5/26 at 100.00 AA 312,487
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2018A:
2,230 4.000%, 11/15/48 5/28 at 100.00 AA 2,094,327
4,285 5.000%, 11/15/48 5/28 at 100.00 AA 4,532,030
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call AA 1,911,893
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
1,300 5.000%, 10/01/29 No Opt. Call A- 1,434,940
700 5.000%, 10/01/30 No Opt. Call A- 775,054
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Children's Hospital Colorado Project, Series
2016A:
2,195 5.000%, 12/01/41 6/26 at 100.00 A+ 2,259,401
2,200 5.000%, 12/01/44 6/26 at 100.00 A+ 2,256,738
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
150 5.000%, 8/01/25 No Opt. Call BBB+ 156,955
5,250 4.000%, 8/01/44 8/29 at 100.00 BBB+ 4,818,503
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
225 5.000%, 8/01/36 8/29 at 100.00 BBB+ 236,446
6,085 5.000%, 8/01/44 8/29 at 100.00 BBB+ 6,294,385
4,000 4.000%, 8/01/49 8/29 at 100.00 BBB+ 3,635,760
1,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 1,583,907
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 N/R 2,160,540
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center Inc. Project, Refunding
Series 2017:
265 5.000%, 9/01/24 No Opt. Call Baa1 274,174
235 5.000%, 9/01/26 No Opt. Call Baa1 249,704
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 Baa1 3,655,174
1,315 4.000%, 9/01/34 9/25 at 100.00 Baa1 1,276,036
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1 1,089,338
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
545 5.000%, 11/01/32 11/29 at 100.00 AA- 602,596
535 5.000%, 11/01/33 11/29 at 100.00 AA- 588,858
2,500 4.000%, 11/01/39 11/29 at 100.00 AA- 2,371,675
4,535 5.000%, 11/01/44 11/29 at 100.00 AA- 4,830,455
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
470 5.000%, 1/01/25 No Opt. Call AA- 496,640
1,245 5.000%, 1/01/31 1/30 at 100.00 AA- 1,410,435
3,500 4.000%, 1/01/35 1/30 at 100.00 AA- 3,526,075
5,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA- 5,364,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A- $ 2,030,700
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Valley View Hospital Association, Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 A- 226,040
1,920 4.000%, 5/15/34 5/27 at 100.00 A- 1,911,091
1,050 4.000%, 5/15/35 5/27 at 100.00 A- 1,033,956
1,050 Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical
Center, Series 2015, 5.000%, 1/15/35
1/26 at 100.00 A+ 1,094,404
Delta County Memorial Hospital District, Colorado,
Enterprise Revenue Bonds, Refunding Series 2010:
515 5.500%, 9/01/25 10/22 at 100.00 BB 500,899
600 5.500%, 9/01/30 10/22 at 100.00 BB 581,898
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
12/23 at 100.00 BBB 478,700
74,830 Total Health Care 75,607,929
Housing/Multifamily - 0.1%
280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
10/22 at 100.00 A2 280,627
Long-Term Care - 1.9%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 451,530
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project, Refunding
Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 N/R 1,314,908
2,315 5.000%, 1/01/37 1/24 at 102.00 N/R 2,266,154
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 N/R 1,664,360
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%,
12/01/35
6/25 at 100.00 A- 1,014,150
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BB+ 1,200,396
1,430 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017B, 5.000%,
5/15/48
5/23 at 100.00 BB+ 1,454,410
9,760 Total Long-Term Care 9,365,908
Tax Obligation/General - 11.4%
Adams and Weld Counties School District 27J, Brighton,
Colorado, General Obligation Bonds, Series 2015:
3,090 5.000%, 12/01/29 12/25 at 100.00 AA 3,309,483
250 5.000%, 12/01/40 12/25 at 100.00 AA 262,977
1,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/38
12/28 at 100.00 Aa1 1,141,300
Aspen Fire Protection District, Pitkin County, Colorado,
Certificates of Participation, Series 2019:
500 4.000%, 12/01/31 12/29 at 100.00 A+ 525,830
200 4.000%, 12/01/32 12/29 at 100.00 A+ 210,300
350 4.000%, 12/01/36 12/29 at 100.00 A+ 362,530
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 AA+ 155,374
Boulder Valley School District RE2, Boulder County,
Colorado, General Obligation Bonds, Series 2019A:
2,475 5.000%, 12/01/33 6/29 at 100.00 AA+ 2,768,906
1,295 4.000%, 12/01/44 6/29 at 100.00 AA+ 1,274,992

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Delta,Colorado, Sales and Use Tax Revenue Bonds,
Refunding Series 2019:
$ 550 5.000%, 12/01/28 - BAM Insured No Opt. Call AA $ 624,987
1,050 4.000%, 12/01/36 - BAM Insured 12/29 at 100.00 AA 1,088,860
1,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/45
12/30 at 100.00 AA+ 980,820
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 1,993,121
Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016:
780 4.500%, 12/01/36 12/26 at 100.00 AA- 826,355
2,500 5.000%, 12/01/45 12/26 at 100.00 AA- 2,669,225
1,345 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 Aa1 1,349,089
1,240 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/15/30
12/29 at 100.00 Aa1 1,434,978
Foothills Park and Recreation District, Subdistrict A,
Jefferson County, Colorado, General Obligation Bonds,
Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 AA 609,204
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 AA 471,821
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 AA 1,366,800
1,300 Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding &
improvement, Series 2019, 4.000%, 10/01/37
10/27 at 100.00 AA- 1,324,310
Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 AA 711,186
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 AA 1,889,965
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 N/R 1,386,878
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 N/R 1,985,760
1,250 Larimer County School District R1, Poudre, Colorado, General Obligation
Bonds, Refunding Series 2019, 5.000%, 12/15/29
12/28 at 100.00 Aa1 1,427,838
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 AA+ 777,105
Pueblo County School District 60, Pueblo, Colorado,
General Obligation Bonds, Series 2020:
1,000 5.000%, 12/15/34 12/29 at 100.00 AA 1,119,560
1,000 5.000%, 12/15/38 12/29 at 100.00 AA 1,105,730
1,500 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/33
12/30 at 100.00 N/R 1,601,385
2,750 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 AA- 2,592,260
450 South Suburban Park and Recreation District, Arapahoe, Douglas, and
Jefferson Counties, Colorado, General Obligation Bonds, Series 2019,
4.000%, 12/15/37
12/29 at 100.00 AA 456,557
875 Strasburg School District 31J, Adam amd Arapahoe Counties, Colorado,
General Obligation Bonds, Series 2021, 5.000%, 12/01/33
12/30 at 100.00 Aa2 995,855
Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020:
2,000 5.000%, 12/01/32 12/29 at 100.00 AA 2,263,520
2,500 5.000%, 12/01/40 12/29 at 100.00 N/R 2,759,800
3,125 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2021, 4.000%, 12/01/45
6/31 at 100.00 AA 3,025,969
3,130 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/26 - AGM Insured
No Opt. Call AA 3,452,922
1,400 Weld County School District RE7, Colorado, General Obligation Bonds,
Series 2019, 4.000%, 12/01/31
12/29 at 100.00 Aa2 1,514,814
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 AA 2,147,480
52,880 Total Tax Obligation/General 55,965,846

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 35.3%
$ 300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R $ 289,692
850 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 730,830
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 406,775
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 AA 1,753,967
500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 486,250
4,150 Aspen, Colorado, Certificates of Participation, Series 2019, 5.000%,
12/01/48
12/29 at 100.00 Aa1 4,541,636
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 591,714
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 462,505
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
12/22 at 103.00 N/R 1,053,969
515 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 488,375
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 N/R 571,482
1,470 Broomfield, Colorado, Sales and Use Tax Revenue Bonds, Series 2017,
5.000%, 12/01/34
12/27 at 100.00 Aa3 1,617,823
Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation
Refunding and Improvement Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 AA 1,129,354
1,805 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 AA 1,762,059
200 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/30 - AGM
Insured
No Opt. Call AA 215,852
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
12/22 at 103.00 N/R 1,116,341
500 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 496,355
500 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 493,755
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,741,370
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 Aa2 2,160,280
Colorado State, Building Excellent Schools Today,
Certificates of Participation, Series 2019O:
1,000 5.000%, 3/15/30 3/29 at 100.00 Aa2 1,130,230
820 5.000%, 3/15/31 3/29 at 100.00 Aa2 922,508
1,000 4.000%, 3/15/44 3/29 at 100.00 Aa2 973,770
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 N/R 1,781,282
1,000 Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%,
12/15/35
12/28 at 100.00 Aa2 1,008,820

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Colorado State, Certificates of Participation, Rural Series
2020A:
$ 1,250 5.000%, 12/15/30 No Opt. Call Aa2 $ 1,445,537
2,075 5.000%, 12/15/33 12/30 at 100.00 Aa2 2,362,367
1,000 4.000%, 12/15/34 12/30 at 100.00 N/R 1,021,150
1,250 4.000%, 12/15/39 12/30 at 100.00 Aa2 1,237,638
1,000 Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%,
12/15/39
12/31 at 100.00 Aa2 990,110
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 AA 2,111,540
Copperleaf Metropolitan District 2, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Convertible to Unlimited Tax Series 2020:
700 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 751,170
2,295 4.000%, 12/01/45 - BAM Insured 12/30 at 100.00 N/R 2,212,242
900 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 866,745
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 AA 952,060
500 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/32 - AGM Insured
12/30 at 100.00 AA 534,745
962 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 954,670
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 Aa3 1,249,097
2,155 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 2,286,390
1,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/36
8/31 at 100.00 AA- 1,038,660
135 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 138,445
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 500,440
1,000 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 AA+ 959,090
1,225 Douglas County School District RE1, Douglas and Elbert Counties,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38
12/28 at 100.00 Aa1 1,345,822
Dove Valley Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series
2019:
500 4.000%, 12/01/35 12/29 at 100.00 AA 519,610
700 4.000%, 12/01/36 12/29 at 100.00 AA 725,907
750 4.000%, 12/01/37 12/29 at 100.00 AA 776,280
1,000 4.000%, 12/01/38 12/29 at 100.00 AA 1,008,620
1,000 4.000%, 12/01/39 12/29 at 100.00 AA 1,007,100
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 AA 5,870,700
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 Aa3 2,136,500
Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement, Series 2021:
700 5.000%, 12/01/46 - AGM Insured 12/31 at 100.00 N/R 754,131
1,010 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 N/R 945,410
1,570 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 AA 1,635,626

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A:
$ 500 3.000%, 12/01/29 9/24 at 103.00 Ba1 $ 452,240
595 5.000%, 12/01/39 9/24 at 103.00 Ba1 599,879
600 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/39 - AGM Insured
12/30 at 100.00 AA 605,772
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 477,975
1,525 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/33
12/31 at 100.00 N/R 1,616,195
890 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 N/R 837,454
120 Fronterra Village Metropolitan District 2, Commerce City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Refunding Series
2019, 4.000%, 12/01/22 - BAM Insured
No Opt. Call AA 120,366
500 Future Legends Sports Park Business Improvement District, Limited Tax
General Obligation Bonds, Series 2022A and Subordinate Limited Tax
General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 N/R 500,310
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 AA 821,864
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM
Insured
6/32 at 100.00 N/R 638,946
Grand Junction, Colorado, Certificates of Participation,
Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 AA- 496,437
670 4.000%, 12/01/37 12/29 at 100.00 AA- 688,130
2,000 Grand Junction, Colorado, Certificates of Participation, Series 2021,
4.000%, 12/01/40
12/30 at 100.00 AA- 1,998,560
1,500 Grand Junction, Colorado, General Fund Revenue Bonds, Improvement
Series 2020B, 4.000%, 3/01/45
3/30 at 100.00 AA 1,442,070
Gunnison County, Colorado, Certificates of Participation,
Series 2020A:
375 5.000%, 12/01/28 No Opt. Call Aa3 421,526
555 5.000%, 12/01/30 12/29 at 100.00 Aa3 628,277
635 5.000%, 12/01/31 12/29 at 100.00 Aa3 715,150
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
12/22 at 100.00 N/R 335,791
350 Heritage Ridge Metropolitan District, Berthoud, Colorado, Senior Limited
Tax General Obligation Bonds, Refunding Series 2021A, 4.000%,
12/01/42 - AGM Insured
12/26 at 103.00 N/R 347,946
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 1,010,830
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 A2 1,224,990
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
12/23 at 103.00 Ba2 339,640
500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R 454,225
2,875 Larimer, Weld and Boulder Counties School District R2-J, Thompson,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31
12/28 at 100.00 AA 3,255,219
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 -
BAM Insured
12/31 at 100.00 AA 921,710

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,660 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 AA $ 2,569,533
Lincoln Park Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation and
Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 497,646
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 AA 2,154,680
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 AA+ 1,615,678
Lorson Ranch Metropolitan District 2, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2016:
825 5.000%, 12/01/36 12/26 at 100.00 BBB+ 862,504
1,805 5.000%, 12/01/41 12/26 at 100.00 BBB+ 1,864,457
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 AA 702,871
1,580 Moffat County, Colorado, Certificates of Participation, Series 2021, 4.000%,
3/01/51
3/31 at 100.00 N/R 1,480,918
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 BBB+ 1,149,131
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/45 - AGM Insured
12/28 at 100.00 AA 980,820
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 N/R 482,260
500 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 500,785
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 509,004
725 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
12/22 at 103.00 N/R 736,129
Northern Colorado Water Conservancy District, Certificates
of Participation, Series 2022:
2,325 5.000%, 7/01/42 7/31 at 100.00 N/R 2,544,875
3,100 5.250%, 7/01/52 7/31 at 100.00 N/R 3,409,132
Northglenn Urban Renewal Authority, Northglenn,
Colorado, Tax Increment Revenue Bonds, Urban Renewal
Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call BBB- 240,259
305 4.000%, 12/01/28 No Opt. Call BBB- 311,256
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 N/R 734,441
1,000 Palisade Park North Metropolitan District 1, Broomfield City and County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax,
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
9/31 at 100.00 N/R 1,015,650
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
125 5.000%, 12/01/24 No Opt. Call Baa3 128,904
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa3 1,538,010
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 A 1,105,460
235 5.000%, 12/01/45 12/25 at 100.00 A 242,008
2,250 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 A 2,346,345
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A 1,155,726

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A:
$ 200 5.000%, 12/01/28 - AGM Insured No Opt. Call AA $ 227,268
200 5.000%, 12/01/29 - AGM Insured No Opt. Call AA 230,320
2,235 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 2,254,266
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
12/22 at 100.00 N/R 1,494,720
500 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48
12/23 at 103.00 N/R 502,475
Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 N/R 546,610
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 N/R 540,675
Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2019:
1,150 4.000%, 12/01/31 12/27 at 100.00 Aa3 1,208,615
1,235 4.000%, 12/01/32 12/27 at 100.00 Aa3 1,295,256
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 217,514
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,516 4.500%, 7/01/34 7/25 at 100.00 N/R 2,535,801
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 956,300
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 935,100
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 2,674,725
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 N/R 383,892
2,500 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 AA+ 2,658,225
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 AA+ 2,488,652
500 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 482,635
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 N/R 519,252
1,000 Roaring Fork Transporation Authority, Colorado, Sales and Use Tax
Revenue Bonds, Refunding & improvement Series 2019, 4.000%,
12/01/44
12/29 at 100.00 N/R 978,830
190 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28
12/25 at 100.00 A 197,087
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 N/R 1,895,170
580 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 522,754
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 Ba1 200,820
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 Ba1 340,672
500 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
12/22 at 103.00 N/R 494,415
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 485,055

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 $ 792,923
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 450,330
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
22, 5.500%, 12/01/42
6/30 at 102.00 N/R 590,692
150 Stoneridge Metropolitan District, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 -
BAM Insured
12/26 at 100.00 AA 158,961
Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding Series 2019:
125 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 131,196
200 4.000%, 12/01/27 - BAM Insured No Opt. Call AA 211,848
150 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 159,985
225 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 255,776
435 5.000%, 12/01/30 - BAM Insured 12/29 at 100.00 AA 491,524
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 AA 517,744
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 AA 279,655
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 AA 278,560
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 800,153
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 Ba2 1,628,356
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series
2015, 3.250%, 12/01/28
12/24 at 100.00 A+ 776,599
5,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 N/R 4,842,050
2,000 Triview Metropolitan District 4, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 2,016,200
Vauxmont Metropolitan District, Arvada, Colorado, Limited
Tax General Obligation and Special Revenue Bonds,
Convertible to Unlimited Tax Refunding Subordinate
Series 2019:
135 5.000%, 12/15/26 - AGM Insured 12/24 at 103.00 AA 146,066
250 5.000%, 12/15/27 - AGM Insured 12/24 at 103.00 AA 270,660
225 5.000%, 12/15/29 - AGM Insured 12/24 at 103.00 AA 243,506
Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds,
Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 AA 572,502
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,348,512
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 AA 513,005
Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call N/R 102,111
1,000 4.000%, 12/01/33 12/26 at 100.00 N/R 927,920
300 5.000%, 12/01/35 12/26 at 100.00 N/R 301,341
645 5.250%, 12/01/40 12/26 at 100.00 N/R 649,573
130 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22
No Opt. Call N/R 129,679
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R 469,110
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R 961,320
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 N/R 527,268

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Westminster, Colorado, Certificates of Participation, Series
2015A:
$ 1,500 5.000%, 12/01/35 12/25 at 100.00 AA $ 1,594,515
1,000 4.000%, 12/01/38 12/25 at 100.00 AA 1,005,190
Wheatlands Metropolitan District 2, Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Refunding
Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 AA 1,072,000
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 AA 1,603,278
500 Wildgrass Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2014A, 4.000%, 12/01/34 - BAM Insured
12/24 at 100.00 AA 514,965
168,563 Total Tax Obligation/Limited 172,696,957
Transportation - 5.6%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 1,010,880
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB- 502,790
1,750 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2017A, 5.000%, 11/15/29, (AMT)
11/27 at 100.00 AA- 1,892,765
500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 N/R 540,970
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
11/23 at 100.00 A+ 1,028,530
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
2,055 5.000%, 12/01/27, (AMT) No Opt. Call A+ 2,230,394
1,510 5.000%, 12/01/28, (AMT) No Opt. Call A+ 1,652,061
8,305 5.000%, 12/01/48, (AMT) 12/28 at 100.00 A+ 8,572,753
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 A+ 1,074,820
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 499,975
1,975 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/22 - NPFG Insured
No Opt. Call A 1,975,000
750 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
10/22 at 100.00 Baa2 710,745
Grand Junction Regional Airport Authority, Colorado,
General Airport Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call Baa2 724,153
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 Baa2 1,044,661
1,215 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,283,064
1,275 5.000%, 12/01/33 12/26 at 100.00 Baa2 1,342,626
1,000 5.000%, 12/01/34 12/26 at 100.00 Baa2 1,050,670
25,980 Total Transportation 27,136,857
U.S. Guaranteed - 8.0% (4)
500 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.625%, 12/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB 518,845
130 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB+ 133,585
500 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43,
(Pre-refunded 4/01/23)
4/23 at 100.00 A- 508,105
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 55,317
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 1,753,533

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 N/R $ 3,711,997
1,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2009B, 5.000%, 7/01/38, (Pre-refunded
11/09/22)
11/22 at 100.00 BBB+ 1,467,081
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Series 2013A:
1,510 5.250%, 1/01/40, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ 1,523,077
2,000 5.250%, 1/01/45, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ 2,017,320
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2012A, 5.000%,
12/01/33, (Pre-refunded 12/01/22)
12/22 at 100.00 A- 1,006,540
1,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R 1,109,977
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 479,367
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 3,195,780
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 594,165
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 553,960
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 553,960
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Series 2013C:
675 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 683,768
625 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 633,431
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 1,047,120
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 1,311,396
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 6,556,980
550 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.250%, 12/01/34, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R 554,004
Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Refunding Series 2014A:
1,000 4.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 1,034,780
1,000 4.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 1,034,780
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 1,044,590
525 Stonegate Village Metropolitan District, Colorado, Water Enterprise
Revenue Bonds, Series 2015, 5.000%, 12/01/45, (Pre-refunded
12/01/22) - AGC Insured
12/22 at 100.00 AA 528,433
1,065 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded
12/01/23), 144A
12/23 at 100.00 N/R 1,094,075
645 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1 662,699
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1 3,677,958
37,075 Total U.S. Guaranteed 39,046,623

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 11.7%
$ 3,000 Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019, 4.000%, 12/01/36
12/29 at 100.00 AA $ 3,062,670
3,315 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility and
Other System Improvements Project, First Lien Series 2021, 4.000%,
8/01/46
8/31 at 100.00 AA+ 3,244,457
1,000 Castle Rock, Colorado, Water and Sewer Enterprise Revenue Bonds,
Series 2022, 4.000%, 12/01/42
12/32 at 100.00 N/R 994,130
3,940 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43
12/28 at 100.00 AAA 4,287,863
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA 476,755
500 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2020B, 5.000%, 11/15/26
No Opt. Call AA+ 551,070
6,840 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Improvement Series 2020C, 5.000%, 11/15/50
11/30 at 100.00 AA+ 7,497,529
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 AA+ 512,320
765 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Fountain, Electric, Water &
Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 -
BAM Insured
9/24 at 100.00 AA 782,128
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
10/22 at 100.00 Aa3 1,007,040
Colorado Water Resources and Power Development
Authority, Water Resources Revenue Bonds, Telluride
Town Project, Series 2020A:
240 4.000%, 6/01/29 - AGM Insured No Opt. Call AA 255,312
1,090 4.000%, 6/01/35 - AGM Insured 6/30 at 100.00 AA 1,121,632
1,250 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42
9/27 at 100.00 AAA 1,244,462
4,655 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA 4,480,624
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 N/R 1,007,140
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 AA- 692,685
1,815 4.000%, 11/15/35 11/25 at 100.00 AA- 1,871,084
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2020:
435 5.000%, 11/15/30 5/30 at 100.00 AA- 502,251
400 4.000%, 11/15/34 5/30 at 100.00 AA- 423,300
220 4.000%, 11/15/35 5/30 at 100.00 AA- 229,574
Erie, Boulder and Weld Counties, Colorado, Water
Enterprise Revenue Bonds, Refunding Series 2015:
500 3.000%, 12/01/29 12/25 at 100.00 AA 503,815
570 4.000%, 12/01/31 12/25 at 100.00 AA 593,883
Firestone, Colorado, Water Enterprise Revenue Bones,
Series 2020:
500 5.000%, 12/01/31 - BAM Insured 12/30 at 100.00 AA 574,720
340 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 340,785
Fort Lupton, Colorado, Water System Revenue Bonds,
Refunding & Improvement Series 2017:
1,140 4.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 1,133,308
2,430 5.000%, 12/01/47 - AGM Insured 12/27 at 100.00 AA 2,596,237

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Fountain, El Paso County, Colorado, Acting by and through
the City of Fountain Electric, Water and Wastewater Utility
Enterprise, Water and Electric Revenue Bonds, Series
2019:
$ 320 4.000%, 12/01/35 - AGM Insured 12/26 at 100.00 AA $ 328,355
525 4.000%, 12/01/37 - AGM Insured 12/26 at 100.00 AA 536,319
1,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 AA 1,088,916
2,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 A+ 2,154,560
1,000 Morgan County Quality Water District, Morgan and Washington Counties,
Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50 - AGM
Insured
12/30 at 100.00 AA 946,020
1,115 North Weld County Water District, Colorado, Water Enterprise Revenue
Bonds,  Series 2019, 4.000%, 11/01/30
11/27 at 100.00 AA 1,185,825
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2020:
745 4.000%, 11/01/38 11/29 at 100.00 AA+ 751,831
300 4.000%, 11/01/40 11/29 at 100.00 AA+ 301,455
730 4.000%, 11/01/42 11/29 at 100.00 AA+ 725,737
500 4.000%, 11/01/44 11/29 at 100.00 AA+ 493,010
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
1,000 4.000%, 11/01/38 11/32 at 100.00 N/R 1,012,340
1,000 4.000%, 11/01/52 11/32 at 100.00 N/R 965,390
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call AA- 1,426,973
Triview Metropolitan District, El Paso County, Colorado,
Water and Wastewater Enterprise Revenue Bonds, Green
Series 2020:
110 5.000%, 12/01/28 - BAM Insured No Opt. Call AA 124,659
200 5.000%, 12/01/29 - BAM Insured 12/28 at 100.00 AA 225,862
1,000 4.000%, 12/01/40 - BAM Insured 12/28 at 100.00 AA 1,004,290
620 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Series 2020B, 4.000%, 12/01/45
- BAM Insured
12/30 at 100.00 AA 606,620
Upper Eagle Regional Water Authority, Eagle County,
Colorado, Water Revenue Bonds, Refunding &
Improvement Series 2020:
1,625 4.000%, 12/01/45 - AGM Insured 12/30 at 100.00 AA 1,589,933
2,000 4.000%, 12/01/50 - AGM Insured 12/30 at 100.00 AA 1,895,160
55,860 Total Utilities 57,350,029
$ 467,258 Total Long-Term Investments (cost $499,202,326) 479,719,014
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.7%
MUNICIPAL BONDS - 0.7%
Utilities - 0.7%
3,500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2009C, 1.690%, 11/01/28, (Mandatory Put 9/07/22) (5)
8/22 at 100.00 N/R 3,500,000
$ 3,500 Total Short-Term Investments (cost $3,500,000) 3,500,000
Total Investments (cost $502,702,326) - 98.8% 483,219,014
– Other Assets Less Liabilities - 1.2% 5,985,926
Net Assets - 100% $ 489,204,940

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 479,719,014 $ – $ 479,719,014
Short-Term Investments:
Municipal Bonds – 3,500,000 – 3,500,000
Total
$ – $ 483,219,014 $ – $ 483,219,014
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
MUNICIPAL BONDS - 99.0%
Consumer Discretionary - 1.7%
$ 4,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC $ 3,765,840
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (4)
10/22 at 100.00 N/R 600,000
5,000 Total Consumer Discretionary 4,365,840
Consumer Staples - 2.3%
900 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 857,223
545 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
10/22 at 100.00 Ba1 553,513
1,075 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/22 at 100.00 N/R 1,053,382
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 639,759
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 1,033,180
20 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
10/22 at 100.00 A1 20,027
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,843,627
6,060 Total Consumer Staples 6,000,711
Education and Civic Organizations - 6.6%
Baltimore County, Maryland, Economic Development
Revenue Bonds, McDonogh School Facility, Series 2021:
665 4.000%, 9/01/32 9/31 at 100.00 A+ 698,536
450 4.000%, 9/01/35 9/31 at 100.00 A+ 457,610
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/37
3/31 at 100.00 N/R 984,990
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 BB+ 1,493,895
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BBB+ 522,215
645 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 N/R 637,505
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA+ 505,405
2,625 4.250%, 7/01/41 7/23 at 100.00 AA+ 2,630,355
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 A 481,040
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A 1,286,799
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29
9/22 at 100.00 Baa1 2,001,900
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2016:
385 5.000%, 6/01/29 6/26 at 100.00 Baa1 406,206
700 5.000%, 6/01/33 6/26 at 100.00 Baa1 729,197

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2017:
$ 315 5.000%, 6/01/36 6/26 at 100.00 Baa1 $ 326,504
235 5.000%, 6/01/42 6/26 at 100.00 Baa1 241,502
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A:
1,000 4.000%, 6/01/38 6/31 at 100.00 N/R 927,760
2,010 4.000%, 6/01/46 6/31 at 100.00 N/R 1,757,423
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 A+ 1,055,032
17,340 Total Education and Civic Organizations 17,143,874
Energy - 1.3%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
10/22 at 100.00 BB- 3,268,248
Health Care - 13.1%
Maryland Health and Higher Educational Facilities Authority,
Maryland, Hospital Revenue Bonds, Meritus Medical
Center, Series 2015:
660 4.000%, 7/01/32 7/25 at 100.00 A- 656,000
1,650 4.250%, 7/01/35 7/25 at 100.00 A- 1,608,420
1,000 5.000%, 7/01/45 7/25 at 100.00 A- 1,005,460
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series
2017B:
750 5.000%, 7/01/34 7/27 at 100.00 Baa3 782,340
500 5.000%, 7/01/38 7/27 at 100.00 Baa3 517,920
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+ 92,605
1,250 5.000%, 7/01/38 7/26 at 100.00 BBB+ 1,282,225
440 4.000%, 7/01/42 7/26 at 100.00 BBB+ 379,852
1,750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/36
1/32 at 100.00 Baa3 1,886,885
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 N/R 1,525,104
2,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3 2,115,465
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series
2020:
740 3.250%, 7/01/39 7/30 at 100.00 A- 607,326
50 4.000%, 7/01/40 7/30 at 100.00 A- 47,184
520 4.000%, 7/01/45 7/30 at 100.00 A- 474,869
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series
2021A:
2,250 4.000%, 7/01/40 7/31 at 100.00 A+ 2,130,592
165 3.000%, 7/01/46 7/31 at 100.00 A+ 124,232
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016:
1,000 4.000%, 7/01/41 7/26 at 100.00 N/R 943,470
500 5.000%, 7/01/47 7/26 at 100.00 A+ 518,960
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017:
575 5.000%, 7/01/33 7/27 at 100.00 A+ 614,583
500 4.000%, 7/01/42 7/27 at 100.00 A+ 470,435

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
$ 955 4.125%, 7/01/47 7/25 at 100.00 A+ $ 908,224
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A:
1,000 5.000%, 5/15/42 5/27 at 100.00 A 1,047,120
1,500 5.000%, 5/15/45 5/27 at 100.00 A 1,565,025
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%,
7/01/34
7/30 at 100.00 A 1,669,528
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA- 2,184,788
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A 2,586,925
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45
4/30 at 100.00 A 2,334,150
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
3,000 4.000%, 12/01/44 6/25 at 100.00 AA- 2,832,210
1,000 5.000%, 12/01/44 6/25 at 100.00 AA- 1,036,350
34,180 Total Health Care 33,948,247
Housing/Multifamily - 9.6%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 A+ 2,050,440
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 A+ 1,807,180
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+ 589,978
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
10/23 at 100.00 A+ 1,695,358
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 AA+ 958,095
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 AA+ 718,320
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 N/R 769,190
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 AA+ 737,350
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
1/24 at 100.00 AA+ 1,344,372
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 AA+ 223,008
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 AA+ 1,451,584
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 AA+ 733,020
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa 1,764,595

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 BB+ $ 573,632
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University Project,
Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 BBB- 181,858
1,150 5.000%, 7/01/50 7/30 at 100.00 BBB- 1,161,557
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
6/23 at 100.00 Baa3 501,125
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
10/22 at 100.00 BBB- 1,000,670
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland -
Baltimore Project, Refunding Senior Lien Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 BB+ 260,579
475 5.000%, 7/01/35 7/25 at 100.00 BB+ 482,980
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
10/22 at 100.00 AA 1,139,977
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 AA 1,229,490
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 AA 545,880
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%,
7/01/34
7/24 at 100.00 Aaa 1,240,687
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%,
7/01/41
7/30 at 100.00 Aaa 553,335
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%,
7/01/36
7/30 at 100.00 N/R 791,500
420 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 Aa2 376,774
26,820 Total Housing/Multifamily 24,882,534
Housing/Single Family - 4.1%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
3/24 at 100.00 Aa1 2,485,950
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 Aa1 2,233,350
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C:
550 5.000%, 9/01/28 No Opt. Call Aa1 617,859
800 5.000%, 3/01/30 3/29 at 100.00 Aa1 896,216
725 3.000%, 3/01/42 3/29 at 100.00 Aa1 620,202
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1 967,738
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 363,795
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 1,513,320

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
$ 1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 AA+ $ 858,440
12,005 Total Housing/Single Family 10,556,870
Long-Term Care - 4.2%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 A 1,038,150
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 A 1,613,798
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/45
1/27 at 103.00 A 1,971,180
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 BBB 1,244,064
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 N/R 1,129,063
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series
2016A:
700 5.000%, 1/01/36 7/26 at 100.00 A- 737,891
835 5.000%, 1/01/45 7/26 at 100.00 A- 869,794
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 B- 579,117
950 5.000%, 11/01/32 11/24 at 103.00 B- 950,788
100 5.000%, 11/01/37 11/24 at 103.00 B- 98,324
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B- 479,720
100 5.000%, 11/01/47 11/24 at 103.00 B- 93,999
10,960 Total Long-Term Care 10,805,888
Tax Obligation/General - 12.3%
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 1,386,690
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/37
8/30 at 100.00 AAA 1,034,520
5,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 2 First Series 2021A, 5.000%, 3/01/34
3/31 at 100.00 AAA 5,795,600
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29
8/28 at 100.00 AAA 1,138,400
Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2017A:
1,000 5.000%, 3/15/23 No Opt. Call AAA 1,014,660
1,000 5.000%, 3/15/31 3/27 at 100.00 AAA 1,105,330
2,085 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2019, 5.000%, 3/15/27
No Opt. Call AAA 2,320,313
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32
- AGM Insured
No Opt. Call AA 3,984,015
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30
7/29 at 100.00 AAA 3,460,410
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,000 0.000%, 7/01/33 7/31 at 89.94 N/R 1,138,180
1,000 4.000%, 7/01/46 7/31 at 103.00 N/R 849,210

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Second Series
2016:
$ 2,575 5.000%, 6/01/27 6/26 at 100.00 AAA $ 2,816,998
1,300 5.000%, 6/01/35 6/26 at 100.00 AAA 1,402,583
2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 AAA 2,544,125
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 Aaa 1,858,412
37,365 Total Tax Obligation/General 31,849,446
Tax Obligation/Limited - 19.8%
1,800 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2017, 5.000%, 10/01/27
10/26 at 100.00 AAA 1,983,042
2,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/44
10/29 at 100.00 AAA 2,222,900
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 N/R 1,018,470
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 N/R 461,757
120 5.000%, 9/01/38 9/27 at 100.00 N/R 122,334
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 N/R 767,571
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 N/R 1,101,100
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
6/23 at 100.00 N/R 215,423
1,550 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51, 144A (WI/DD, Settling
9/08/22)
6/31 at 100.00 N/R 1,562,059
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 N/R 379,532
334 5.000%, 7/01/36 1/29 at 100.00 N/R 344,214
96 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
10/22 at 100.00 AA 96,253
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,000 4.000%, 7/01/34 7/30 at 100.00 A- 1,006,110
1,250 4.000%, 7/01/35 7/30 at 100.00 A- 1,256,600
360 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 N/R 337,230
55 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R 49,685
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R 148,640
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 99,943

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
$ 1,000 5.000%, 12/01/23 No Opt. Call BB $ 1,019,420
1,015 5.000%, 12/01/33 12/26 at 100.00 BB 1,047,439
500 5.000%, 12/01/46 12/26 at 100.00 BB 507,390
Harford County, Maryland, Special Obligation Bonds,
Beechtree Estates Project, Refunding Series 2021:
750 4.000%, 7/01/36 7/30 at 100.00 A 753,832
675 4.000%, 7/01/40 7/30 at 100.00 A 660,562
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 N/R 726,871
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
600 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R 576,900
550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R 527,835
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 N/R 1,256,486
1,000 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3 953,660
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 N/R 176,129
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,705,700
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46
6/31 at 100.00 N/R 1,919,540
Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A:
1,965 5.000%, 6/01/34 6/32 at 100.00 N/R 2,237,447
1,000 4.000%, 6/01/47 6/32 at 100.00 N/R 957,070
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/32 5/26 at 100.00 AA 1,077,740
1,250 5.000%, 5/01/33 5/26 at 100.00 AA 1,343,850
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AA 2,188,560
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Taxable Refunding Series 2022C:
1,500 0.000%, 5/01/51 No Opt. Call N/R 397,965
1,500 0.000%, 5/01/52 No Opt. Call N/R 375,555
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 605,257
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 25,458
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 AA+ 2,161,640
356 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
10/22 at 100.00 N/R 357,324
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
22 0.000%, 7/01/24 No Opt. Call N/R 20,643
55 0.000%, 7/01/27 No Opt. Call N/R 46,128
54 0.000%, 7/01/29 7/28 at 98.64 N/R 41,362
70 0.000%, 7/01/31 7/28 at 91.88 N/R 48,495
78 0.000%, 7/01/33 7/28 at 86.06 N/R 48,683
2,610 0.000%, 7/01/51 7/28 at 30.01 N/R 556,609
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 956,300
4,465 5.000%, 7/01/58 7/28 at 100.00 N/R 4,331,496

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
$ 2,000 4.329%, 7/01/40 7/28 at 100.00 N/R $ 1,946,520
3 4.536%, 7/01/53 7/28 at 100.00 N/R 2,769
47 4.784%, 7/01/58 7/28 at 100.00 N/R 43,950
1,000 Puerto Rico, Highway Revenue Bonds, Highway and Transportation
Authority, Refunding Series 2007CC, 5.500%, 7/01/30 - AGM Insured
No Opt. Call AA 1,039,160
1,000 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A 1,052,430
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
10/22 at 100.00 Baa2 1,016,430
3,250 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA 3,123,867
55,090 Total Tax Obligation/Limited 51,007,335
Transportation - 11.1%
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 A 127,655
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A 450,559
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
5,150 5.000%, 8/01/46, (AMT) 8/31 at 100.00 A1 5,379,123
2,410 4.000%, 8/01/51, (AMT) 8/31 at 100.00 A1 2,200,475
2,915 Maryland Economic Development Corporation (Purple Line Light Rail
Project), Private Activity Revenue Bonds, Series 2022B (Green Bonds),
5.250%, 6/30/47, (AMT)
6/32 at 100.00 N/R 3,114,940
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 Baa3 312,948
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A, 5.000%, 6/01/35
6/28 at 100.00 Baa3 2,072,774
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 BBB 1,497,952
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
500 4.000%, 6/01/38 6/28 at 100.00 BB- 429,695
305 4.000%, 6/01/58 6/28 at 100.00 BB- 226,212
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BB 1,233,677
1,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/32, (AMT)
6/29 at 100.00 A 1,076,990
2,500 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 5.000%, 7/01/36
7/30 at 100.00 Aa2 2,808,850
1,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/39
7/31 at 100.00 Aa2 1,123,080
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
70 5.000%, 8/01/26, (AMT) 9/22 at 100.00 B 70,363
340 5.000%, 8/01/31, (AMT) 9/22 at 100.00 B 341,765

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)
1/32 at 100.00 N/R $ 986,227
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
1,500 5.000%, 7/01/30 7/27 at 100.00 AA 1,653,285
1,000 5.000%, 7/01/36 7/27 at 100.00 AA 1,081,650
1,390 5.000%, 7/01/37 7/27 at 100.00 AA 1,500,533
1,000 5.000%, 7/01/42 7/27 at 100.00 AA 1,071,030
28,000 Total Transportation 28,759,783
U.S. Guaranteed - 6.6% (5)
565 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 AA 608,968
1,065 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R 1,137,388
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 1,043,350
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 803,558
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue,
Refunding Series 2015:
1,340 5.000%, 7/01/33, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,399,308
1,065 5.000%, 7/01/34, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,112,137
1,250 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,305,325
3,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R 3,151,620
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 1,090,900
3,250 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 3,545,425
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%,
1/01/30, (Pre-refunded 1/01/29)
1/29 at 100.00 BBB+ 1,701,870
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 Aaa 266,175
16,565 Total U.S. Guaranteed 17,166,024
Utilities - 6.3%
1,000 Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 Aa2 1,063,950
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding
Series 2022A, 5.250%, 7/01/47 (WI/DD, Settling 9/13/22)
7/32 at 100.00 N/R 2,202,180
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 AA 2,127,900
1,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A,
5.000%, 7/01/50
7/30 at 100.00 Aa2 1,071,230
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 Aa3 2,136,520
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 2,157,331
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 432,285
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 A- 530,430
500 5.000%, 1/01/46 7/26 at 100.00 A- 514,685

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
$ 825 5.000%, 10/01/33 10/27 at 100.00 BBB $ 869,220
200 5.000%, 10/01/38 10/27 at 100.00 BBB 208,716
705 Maryland Economic Development Corporation, Pollution Control Revenue
Bonds, Potomac Electric Power Company, Refunding Series 2019,
1.700%, 9/01/22
No Opt. Call A- 705,000
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
1,000 5.000%, 7/01/30, 144A No Opt. Call N/R 1,047,230
1,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 1,003,140
70 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 72,401
15,365 Total Utilities 16,142,218
$ 268,010 Total Municipal Bonds (cost $269,055,871) 255,897,018
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
14,180 American Airlines Group Inc (6),(7) $ 184,198
Total Common Stocks (cost $425,978) 184,198
Total Long-Term Investments (cost $269,481,849) 256,081,216
– Other Assets Less Liabilities - 0.9% 2,225,717
Net Assets - 100% $ 258,306,933
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 255,897,018 $ – $ 255,897,018
Common Stocks 184,198 – – 184,198
Total
$ 184,198 $ 255,897,018 $ – $ 256,081,216

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
MUNICIPAL BONDS - 94.0%
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 1,541,343
Education and Civic Organizations - 11.8%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA 2,891,950
1,405 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/34
10/26 at 100.00 Baa3 1,415,636
515 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3 517,307
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+ 289,342
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 AA- 2,009,826
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 1,244,367
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 305,781
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 709,923
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 327,314
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 AA- 3,628,765
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 1,278,320
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 BBB 254,423
210 3.250%, 5/01/36 5/26 at 100.00 BBB 181,900
355 3.500%, 5/01/41 5/26 at 100.00 BBB 297,554
1,095 Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 A- 1,011,879
Lancaster Higher Education Authority, Pennsylvania, College
Revenue Bonds, Harrisburg Area Community College
Project, Series 2021:
1,000 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 1,105,480
1,000 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 1,118,690
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 A 1,557,054
1,250 McCandless IDA, University Revenue Bonds, Series A and B of 2022, La
Roche University, 6.750%, 12/01/46
12/32 at 100.00 N/R 1,174,875
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 BBB+ 892,130
2,075 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3 2,107,806
4,255 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 A1 3,876,688
1,570 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 A1 1,299,442

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, AICUP Financing Program-Mount
Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 BBB+ $ 540,376
690 3.000%, 11/01/42 5/26 at 100.00 BBB+ 503,665
1,150 5.000%, 11/01/46 5/26 at 100.00 BBB+ 1,167,170
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
815 5.000%, 12/01/38 12/24 at 100.00 AA+ 843,663
670 5.000%, 12/01/44 12/24 at 100.00 AA+ 689,611
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 AA+ 982,637
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 A- 953,370
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
300 4.000%, 5/01/32 11/22 at 100.00 BB+ 269,097
1,060 5.000%, 5/01/42 11/22 at 100.00 BB+ 1,000,354
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
185 4.000%, 11/01/39 11/22 at 100.00 Baa1 178,830
1,200 5.000%, 11/01/42 11/22 at 100.00 Baa1 1,202,088
1,380 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 Baa1 1,421,579
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 A- 2,027,251
275 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 270,583
1,225 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 BB+ 1,181,721
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph?s University Project, Refunding Series 2020A,
4.000%, 11/01/45
11/29 at 100.00 A- 1,792,164
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 Aa3 2,538,126
910 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 865,110
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 864,918
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 1,838,472
5,010 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 5,229,588
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 1,834,560
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 A- 695,025
260 5.000%, 11/01/33 11/25 at 100.00 A- 271,146
60,865 Total Education and Civic Organizations 58,657,556

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 18.5%
$ 10,040 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A $ 9,435,391
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
1,080 4.000%, 7/15/36 7/29 at 100.00 A 1,074,924
1,000 4.000%, 7/15/39 7/29 at 100.00 A 976,450
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 BB- 2,453,525
1,740 4.000%, 11/01/47 11/27 at 100.00 BB- 1,181,756
3,000 5.000%, 11/01/47 11/27 at 100.00 BB- 2,341,680
755 5.000%, 11/01/50 11/27 at 100.00 BB- 566,575
1,090 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 981,163
5,720 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 4,054,908
2,150 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 A 2,172,683
4,000 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 N/R 3,653,520
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
1,000 4.000%, 10/01/36 10/27 at 100.00 AA 986,020
1,000 4.000%, 10/01/37 10/27 at 100.00 AA 985,630
5,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA 4,715,650
1,780 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A+ 1,659,903
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
605 3.000%, 6/01/33 6/26 at 100.00 A 553,696
585 5.000%, 6/01/35 6/26 at 100.00 A 604,369
500 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 BBB- 504,440
1,025 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BBB- 930,915
4,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 4,107,120
1,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 1,520,714
1,365 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA- 1,410,086
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 4,592,150
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/46
11/29 at 100.00 N/R 1,048,310
2,750 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA 2,855,573
2,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA 2,292,238

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 3,770 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ $ 3,684,534
1,385 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A+ 1,266,582
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
405 3.000%, 11/01/36 5/26 at 100.00 A- 346,656
3,435 4.000%, 11/01/46 5/26 at 100.00 A- 3,111,801
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 A- 1,865,780
1,050 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 A+ 1,083,327
1,270 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,318,400
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,755 4.000%, 9/01/44 9/29 at 100.00 A 3,551,667
245 4.000%, 9/01/49 9/29 at 100.00 A 229,141
1,910 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 N/R 1,756,532
535 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/47
2/32 at 100.00 N/R 565,843
2,445 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 A 2,512,066
Philadelphia Authority for Industrial Development,
Pennsylvania, Hospital Revenue Bonds, The Children's
Hospital of Philadelphia, Series 2021A:
2,500 5.000%, 7/01/29 No Opt. Call AA 2,847,225
3,000 5.000%, 7/01/32 No Opt. Call AA 3,478,350
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB- 589,471
2,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 2,070,740
3,310 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 3,479,307
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 642,999
97,840 Total Health Care 92,059,810
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 667,472
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3 100,964
191 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
10/22 at 100.00 Baa3 194,977
941 Total Housing/Multifamily 963,413

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 9.6%
$ 660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 AA+ $ 644,813
1,120 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,041,611
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 3,094,452
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2016-121:
1,485 3.100%, 10/01/36 10/25 at 100.00 AA+ 1,318,250
5,820 3.200%, 10/01/41 10/25 at 100.00 AA+ 4,934,836
1,200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+ 1,159,920
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 AA+ 1,844,980
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+ 171,338
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+ 5,001,240
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 3,122,354
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+ 4,706,062
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 842,413
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2020-134A:
5,210 1.850%, 4/01/36 10/29 at 100.00 AA+ 3,977,679
3,145 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,218,420
2,430 2.100%, 10/01/43 10/29 at 100.00 AA+ 1,649,581
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 AA+ 2,206,888
3,935 2.375%, 10/01/46 10/30 at 100.00 AA+ 2,694,649
4,425 2.500%, 10/01/50 10/30 at 100.00 AA+ 2,976,963
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 N/R 1,621,845
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138, 3.000%, 4/01/42
10/31 at 100.00 N/R 1,356,858
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 N/R 1,444,020
61,545 Total Housing/Single Family 48,029,172
Industrials - 1.1%
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 232,620
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 232,620
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 2,537,550
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Refunding Bonds,  Amtrak
Project, Series 2012A:
955 5.000%, 11/01/27, (AMT) 11/22 at 100.00 A1 958,171
410 5.000%, 11/01/41, (AMT) 11/22 at 100.00 A1 410,352
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A- 980,230
5,390 Total Industrials 5,351,543

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 6.6%
$ 1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 BBB $ 1,535,172
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48
5/25 at 102.00 BBB 1,616,560
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 87,864
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 782,660
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 N/R 2,703,943
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 3,407,182
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 N/R 702,603
1,120 5.000%, 1/01/38 1/25 at 100.00 N/R 1,143,867
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 BBB+ 370,790
1,000 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,039,690
910 5.000%, 1/01/30 1/26 at 100.00 BBB+ 944,098
135 3.250%, 1/01/36 1/26 at 100.00 BBB+ 122,261
1,430 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,253,524
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 BBB+ 283,224
675 5.000%, 1/01/39 1/29 at 100.00 N/R 702,419
1,135 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 A 1,175,610
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 351,169
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 BB+ 561,310
245 5.000%, 3/01/50 3/27 at 102.00 BB+ 221,012
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 N/R 728,096
1,400 4.000%, 7/01/56 7/26 at 103.00 N/R 1,139,432
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A- 2,082,040
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A,
5.000%, 12/01/48
12/25 at 102.00 BBB 2,042,380
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 BB+ 1,037,597
2,300 Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021, 4.000%, 7/01/46
7/26 at 103.00 BBB+ 2,058,385

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
$ 2,655 4.000%, 5/15/41 5/28 at 103.00 N/R $ 2,254,042
3,345 4.000%, 5/15/47 5/28 at 103.00 N/R 2,671,284
35,610 Total Long-Term Care 33,018,214
Tax Obligation/General - 19.2%
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 AA- 1,001,566
415 5.000%, 12/01/34 12/24 at 100.00 AA- 437,244
5,660 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 6,170,192
Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C:
1,000 4.000%, 2/01/35 - BAM Insured 8/29 at 100.00 AA 1,014,360
1,030 4.000%, 2/01/36 - BAM Insured 8/29 at 100.00 AA 1,035,057
1,000 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/36
5/29 at 100.00 N/R 1,014,500
2,675 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2022, 4.000%, 8/01/38
8/30 at 100.00 N/R 2,654,322
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,235 5.000%, 8/01/28 8/26 at 100.00 Aa2 1,348,682
1,050 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,086,697
1,205 4.000%, 8/01/32 8/26 at 100.00 Aa2 1,244,982
1,180 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,213,536
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 729,823
1,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 AA 1,035,130
1,675 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 - BAM
Insured
12/24 at 100.00 AA 1,728,550
2,720 Chambersburg Area School District, Franklin County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 3/01/29
3/27 at 100.00 Aa3 2,883,526
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call Aa3 2,818,719
Coatesville Area School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 AA 2,208,560
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 AA 966,323
4,005 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 4,302,531
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 AA 710,879
2,630 Dallas School District, Luzerne County, Pennsylvania, General Obligation
Bonds, Series 2019, 5.000%, 10/15/33 - AGM Insured
10/29 at 100.00 AA 3,002,697
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call A+ 2,157,297
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 AA 546,495
580 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 AA 522,244
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call Baa2 1,316,257
2,240 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA 2,301,018
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call A- 4,545,889

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series
2022, 5.000%, 7/01/36
7/32 at 100.00 N/R $ 3,478,890
Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2016:
1,025 4.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA 1,063,509
1,020 4.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 1,052,956
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax
Series 2019:
1,020 4.000%, 5/01/34 5/29 at 100.00 AA 1,059,515
2,005 4.000%, 5/01/36 5/29 at 100.00 AA 2,045,761
1,030 4.000%, 5/01/44 5/29 at 100.00 AA 1,019,700
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
1,500 4.000%, 3/01/33 9/27 at 100.00 AA 1,561,605
1,860 4.000%, 3/01/34 9/27 at 100.00 AA 1,917,976
1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 1,398,195
3,440 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A+ 3,943,169
5,465 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 N/R 5,155,790
2,500 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 N/R 2,394,650
370 Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series
2020A, 4.000%, 9/01/22
No Opt. Call AA- 370,000
3,545 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/40
9/30 at 100.00 N/R 3,902,513
1,045 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA 1,045,826
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 1,302,437
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 Aa1 2,081,420
70 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 68,896
1,000 Township of Upper Marion General Obligation Bonds, Series of 2022,
4.000%, 12/01/47
12/27 at 100.00 N/R 961,070
1,690 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/37
3/29 at 100.00 Aa3 1,706,816
200 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2020, 2.000%, 9/01/26
No Opt. Call Aa1 191,514
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 AA 1,426,439
Upper Saint Clair Township School District, Allegheny
County, Pennsylvania, General Obligation Bonds, Series
2020:
2,095 3.000%, 10/01/28 No Opt. Call AA 2,128,395
1,090 3.000%, 10/01/29 10/28 at 100.00 AA 1,101,205
1,150 3.000%, 10/01/30 10/28 at 100.00 AA 1,148,045
1,315 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call Aa2 1,273,262
1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 AA 936,880
96,675 Total Tax Obligation/General 95,733,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 4.1%
$ 115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R $ 122,522
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 103,485
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 N/R 1,037,870
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 514,201
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
5.000%, 3/01/38, 144A
3/28 at 100.00 N/R 100,620
1,080 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Series 2019B, 5.000%, 6/01/30
No Opt. Call A1 1,240,294
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
840 5.000%, 6/01/33 6/28 at 100.00 A1 911,249
5,045 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 5,094,895
528 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 516,331
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
1,500 4.750%, 12/01/37 12/26 at 100.00 AA- 1,612,020
1,000 4.900%, 12/01/44 12/26 at 100.00 AA- 1,070,400
2,500 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+ 2,625,150
2,060 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A 2,179,315
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
75 0.000%, 7/01/46 7/28 at 41.38 N/R 21,479
157 0.000%, 7/01/51 7/28 at 30.01 N/R 33,482
1,202 4.750%, 7/01/53 7/28 at 100.00 N/R 1,149,472
1,217 5.000%, 7/01/58 7/28 at 100.00 N/R 1,180,612
659 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 616,231
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 532,666
20,213 Total Tax Obligation/Limited 20,662,294
Transportation - 7.6%
5,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT)
1/31 at 100.00 N/R 5,118,250
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,040 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,064,263
2,455 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,508,126
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 A1 1,134,714
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,892,627
1,000 Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/25
1/23 at 100.00 A 1,008,290

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA $ 1,892,457
2,675 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB 2,725,852
4,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 5,515,804
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A3 1,038,800
1,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 A+ 1,724,520
5,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1 5,284,032
2,645 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 2,969,965
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
585 5.000%, 6/01/31 6/27 at 100.00 A3 630,308
620 5.000%, 6/01/33 6/27 at 100.00 A3 662,458
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 915,590
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 65,689
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 984,140
36,310 Total Transportation 38,135,885
U.S. Guaranteed - 7.0% (4)
3,265 Allegheny County, Pennsylvania, General Obligation Bonds, Series
C69-C70 of 2012, 5.000%, 12/01/37, (Pre-refunded 12/01/22)
12/22 at 100.00 AA- 3,287,169
1,025 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2013, 5.250%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 A2 1,046,535
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 318,228
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 733,543
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-
refunded 8/15/24)
8/24 at 100.00 AA- 2,131,541
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 994,579
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 347,067
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 969,214
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 233,035
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R 637,869
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 79,421
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 506,466
255 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 Ba3 261,439

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
Lancaster Industrial Development Authority, Pennsylvania,
Revenue Bonds, Garden Spot Village Project, Series 2013:
$ 280 5.375%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R $ 285,578
430 5.750%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 439,619
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,565 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 2,652,466
2,100 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2012, 4.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 A- 2,105,691
3,230 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 3,435,299
1,110 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,131,701
180 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Shippensburg University Student Services, Inc. Student Housing Project
at Shippensburg University of Pennsylvania, Series 2012, 5.000%,
10/01/44, (Pre-refunded 10/01/22)
10/22 at 100.00 N/R 180,392
485 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 A- 497,843
2,990 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien
Series 2012A, 5.000%, 12/01/24, (Pre-refunded 12/01/22)
12/22 at 100.00 A+ 3,009,913
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 A 1,719,212
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A+ 5,381,631
2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44,
(Pre-refunded 6/01/24)
6/24 at 100.00 Aa3 2,370,107
33,600 Total U.S. Guaranteed 34,755,558
Utilities - 8.0%
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 Aa3 1,933,785
1,365 5.000%, 12/01/45 12/25 at 100.00 Aa3 1,428,568
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 50,171
3,475 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (5)
No Opt. Call N/R 4,344
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R 2,838
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 N/R 406,808
Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015:
410 5.000%, 5/01/40 5/25 at 100.00 Aa3 427,790
785 4.000%, 5/01/45 5/25 at 100.00 Aa3 775,870
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
1,930 5.125%, 12/01/47 12/23 at 100.00 A 1,985,449
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 1,231,389
4,305 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (5)
No Opt. Call N/R 5,381

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- $ 1,972,271
4,060 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 3,463,627
10,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 8,722,719
3,165 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,421,618
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 2,062,000
2,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A 2,337,268
2,100 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 2,243,976
1,500 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding First Lien Series 2017C, 2.320%,
9/01/40 - AGM Insured, (Mandatory Put 12/01/23) (SIFMA reference rate
+ 0.650% spread) (6)
6/23 at 100.00 AA 1,500,735
965 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 1,003,706
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,047,230
565 University Area Joint Authority, Centre County, Pennsylvania, Sewer
Revenue Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 AA 514,048
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 AA 804,430
Williamsport Sanitary Authority, Lycoming County,
Pennsylvania, Sewer Revenue Bonds, Series 2021.:
1,000 5.000%, 1/01/23 - BAM Insured No Opt. Call AA 1,008,810
1,615 5.000%, 1/01/24 - BAM Insured No Opt. Call AA 1,669,700
52,260 Total Utilities 40,024,531
$ 502,594 Total Municipal Bonds (cost $511,075,859) 468,932,829
Shares Description (1) Value
COMMON STOCKS - 5.0%
Independent Power And Renewable Electricity Producers - 5.0%
324,114 Energy Harbor Corp (7),(8),(9) $ 24,794,721
Total Common Stocks (cost $9,068,453) 24,794,721
Total Long-Term Investments (cost $520,144,312) 493,727,550
– Other Assets Less Liabilities - 1.0%(10) 5,130,199
Net Assets - 100% $ 498,857,749
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (32) 12/22 $ (3,758,076) $ (3,741,000) $ 17,076
U.S. Treasury Long Bond (25) 12/22 (3,406,608) (3,396,094) 10,514
Total $(7,164,684) $(7,137,094) $27,590

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 468,932,829 $ – $ 468,932,829
Common Stocks – 24,794,721 – 24,794,721
Investments in Derivatives:
Futures Contracts* 27,590 – – 27,590
Total
$ 27,590 $ 493,727,550 $ – $ 493,755,140
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shipping port
Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
SIFMA Securities Industry and Financial Market Association

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.7%
MUNICIPAL BONDS - 98.6%
Consumer Staples - 2.4%
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 255 5.250%, 6/01/32 9/22 at 100.00 N/R $ 249,872
600 5.625%, 6/01/47 9/22 at 100.00 N/R 572,640
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
9/22 at 100.00 B- 7,655,077
4,910 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
9/22 at 100.00 B- 4,910,196
13,420 Total Consumer Staples 13,387,785
Education and Civic Organizations - 10.6%
1,000 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Refunding Series
2021C, 4.000%, 1/01/46
1/31 at 100.00 A1 959,040
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 A1 1,689,971
College of William and Mary, Virginia, General Pledge
Revenue Bonds, Series 2020A:
375 5.000%, 2/15/32 2/30 at 100.00 AA 427,991
370 5.000%, 2/15/33 2/30 at 100.00 AA 420,368
375 4.000%, 2/15/34 2/30 at 100.00 AA 391,673
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 N/R 1,587,585
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 AA 1,569,552
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A,
4.000%, 10/01/52 (WI/DD, Settling 9/15/22)
10/32 at 100.00 N/R 1,430,985
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 Aa1 1,578,640
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 Aa2 505,330
Montgomery County Economic Development Authority,
Virginia, Revenue Bonds, Virginia Tech Foundation,
Refunding Series 2019A:
3,250 4.000%, 6/01/34 6/29 at 100.00 Aa2 3,372,492
1,200 4.000%, 6/01/36 6/29 at 100.00 Aa2 1,224,528
985 4.000%, 6/01/39 6/29 at 100.00 Aa2 986,990
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 BBB+ 774,787
1,000 Salem Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45
4/30 at 100.00 BBB+ 909,850
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 AAA 2,611,625
9,360 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 AAA 10,030,082
10,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Series 2019B, 5.000%, 9/01/49
9/29 at 100.00 AAA 10,851,000
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 1,005,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
$ 3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ $ 3,040,050
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 4,489,825
1,625 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/36
6/31 at 100.00 BBB- 1,540,630
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call AA 1,792,854
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 AA- 577,721
3,975 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/33
11/30 at 100.00 AA- 4,502,483
55,970 Total Education and Civic Organizations 58,271,612
Health Care - 12.9%
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
1,550 5.000%, 7/01/29 No Opt. Call AA- 1,707,433
1,200 5.000%, 7/01/31 7/30 at 100.00 AA- 1,315,116
1,165 5.000%, 7/01/33 7/30 at 100.00 AA- 1,258,037
325 5.000%, 7/01/37 7/30 at 100.00 AA- 346,678
1,195 4.000%, 7/01/38 7/30 at 100.00 AA- 1,172,713
1,075 4.000%, 7/01/45 7/30 at 100.00 AA- 1,004,437
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
725 5.000%, 7/01/29 No Opt. Call A 809,897
4,030 5.000%, 7/01/30 7/29 at 100.00 A 4,469,915
1,470 5.000%, 7/01/34 7/29 at 100.00 A 1,580,838
560 4.000%, 7/01/35 7/29 at 100.00 A 549,478
1,000 4.000%, 7/01/39 7/29 at 100.00 A 961,280
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 1,762,195
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/42
5/32 at 100.00 N/R 2,911,230
1,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44
5/24 at 100.00 AA+ 1,449,945
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 AA+ 1,921,320
110 Fairfax County Industrial Development Authority, Virginia, Hospital
Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%,
8/15/23
No Opt. Call AA+ 112,661
2,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 1,843,940
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 N/R 3,549,315
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
180 5.000%, 1/01/32 1/27 at 100.00 A- 190,006
2,000 5.000%, 1/01/47 1/27 at 100.00 A- 2,038,620
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
2,850 4.000%, 1/01/47 1/32 at 100.00 N/R 2,607,835
3,000 3.000%, 1/01/51 1/32 at 100.00 N/R 2,238,480

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA $ 940,700
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated Group,
Series 2020A:
875 4.000%, 7/01/36 7/30 at 100.00 AA- 862,794
5,000 4.000%, 7/01/51 7/30 at 100.00 AA- 4,657,050
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 A3 1,057,360
1,800 5.000%, 6/15/35 6/26 at 100.00 A3 1,886,472
1,600 5.000%, 6/15/36 6/26 at 100.00 A3 1,674,976
1,360 4.000%, 6/15/37 6/26 at 100.00 A3 1,315,814
3,300 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 AA- 3,431,571
9,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 AA- 8,717,206
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
4,000 4.000%, 11/01/38 11/29 at 100.00 AA 3,924,280
1,150 4.000%, 11/01/39 11/29 at 100.00 AA 1,121,215
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 A+ 1,322,487
1,230 5.000%, 1/01/34 1/26 at 100.00 A+ 1,295,584
2,000 4.000%, 1/01/37 1/26 at 100.00 A+ 1,963,780
1,215 5.000%, 1/01/44 1/26 at 100.00 A+ 1,260,672
72,295 Total Health Care 71,233,330
Housing/Multifamily - 3.4%
620 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little
River Glen, Series 1996, 6.100%, 9/01/26
10/22 at 100.00 AA 621,587
690 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 648,373
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 AA+ 1,442,367
1,790 3.625%, 3/01/39 3/24 at 100.00 AA+ 1,683,477
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 AA+ 975,210
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 AA+ 2,450,011
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 AA+ 1,398,420
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 AA+ 1,535,289
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 AA+ 2,808,630
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 AA+ 932,963
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 AA+ 1,278,125
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 AA+ 1,408,320
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 N/R 1,527,040
21,400 Total Housing/Multifamily 18,709,812

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 0.4%
$ 2,300 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call A- $ 2,077,406
Long-Term Care - 3.0%
2,800 Albemarle County, VA, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 N/R 2,518,936
Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster
Canterbury of Richmond, Refunding Series 2020:
1,650 4.000%, 10/01/31 (WI/DD, Settling 9/01/22) 10/26 at 103.00 N/R 1,666,813
700 4.000%, 10/01/45 10/26 at 103.00 A- 665,616
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 N/R 777,770
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/41
6/27 at 103.00 N/R 516,138
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 BBB- 894,710
845 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2017A, 5.000%, 1/01/48
1/23 at 103.00 BBB- 877,490
1,120 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community
Inc., Refunding Series 2022. Forward Delivery, 4.000%, 1/01/42 (WI/DD,
Settling 10/05/22)
1/29 at 103.00 N/R 958,944
3,300 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
5.250%, 1/01/54
1/24 at 104.00 N/R 3,056,823
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 BB 1,324,800
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
1,110 5.000%, 9/01/26 9/24 at 102.00 N/R 1,123,609
1,500 5.000%, 9/01/31 9/24 at 102.00 N/R 1,491,405
1,025 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45
7/27 at 103.00 A 938,500
18,175 Total Long-Term Care 16,811,554
Tax Obligation/General - 5.0%
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 3,126,850
3,465 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2017A, 5.000%, 12/01/25
No Opt. Call AAA 3,752,664
1,250 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2016A, 5.000%, 10/01/28
10/26 at 100.00 AAA 1,370,662
400 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2020A, 4.000%, 9/01/40
3/30 at 100.00 AAA 405,152
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/45 - AGM Insured
No Opt. Call AA 2,450,102

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 2,500 5.625%, 7/01/27 No Opt. Call N/R $ 2,653,000
4,500 0.000%, 7/01/33 7/31 at 89.94 N/R 2,560,905
1,000 4.000%, 7/01/33 7/31 at 103.00 N/R 937,010
2,000 4.000%, 7/01/41 7/31 at 103.00 N/R 1,746,620
370 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/32
No Opt. Call AA+ 438,753
805 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2019A, 4.000%, 7/15/32
7/29 at 100.00 AA+ 861,447
2,000 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2020A, 5.000%, 7/15/29
No Opt. Call N/R 2,310,020
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/31 6/30 at 100.00 N/R 2,973,385
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 Aaa 2,227,279
39,425 Total Tax Obligation/General 27,813,849
Tax Obligation/Limited - 20.7%
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,485 5.000%, 2/15/34 8/27 at 100.00 Aa1 1,634,851
1,000 5.000%, 2/15/35 8/27 at 100.00 Aa1 1,097,850
925 5.000%, 2/15/36 8/27 at 100.00 Aa1 1,013,504
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
10/22 at 100.00 N/R 979,650
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 AA+ 1,086,370
1,500 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding
Series 2020. Forward Delivery, 5.000%, 8/01/34
8/30 at 100.00 AA+ 1,708,365
1,830 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 1,740,348
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 BB 3,083,100
1,000 5.000%, 11/15/35 11/25 at 100.00 BB 1,024,480
620 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 Ba1 583,371
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,042,550
1,000 5.000%, 12/01/33 12/26 at 100.00 BB 1,031,960
Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation
Fund, Senior Lien Series 2020A:
3,000 5.000%, 7/01/45 7/30 at 100.00 AA 3,286,620
3,000 5.250%, 7/01/60 7/30 at 100.00 AA 3,310,620
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
4,350 5.000%, 7/01/48 1/28 at 100.00 N/R 4,626,965
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 N/R 2,833,020
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 AA 663,690
960 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 943,450
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 805,254

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Mosaic District Community Development Authority, Fairfax County,
Virginia, Revenue Bonds, Refunding Series 2020A, 4.000%, 3/01/35
3/30 at 100.00 A2 $ 1,027,340
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 N/R 350,707
800 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 778,680
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 2,082,261
4,305 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured
No Opt. Call N/R 4,348,610
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
33 0.000%, 7/01/24 No Opt. Call N/R 30,965
81 0.000%, 7/01/27 No Opt. Call N/R 67,934
317 0.000%, 7/01/29 7/28 at 98.64 N/R 242,812
210 0.000%, 7/01/31 7/28 at 91.88 N/R 145,484
432 0.000%, 7/01/33 7/28 at 86.06 N/R 269,628
3,247 0.000%, 7/01/51 7/28 at 30.01 N/R 692,455
2,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,912,600
9,115 5.000%, 7/01/58 7/28 at 100.00 N/R 8,842,462
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,680 4.329%, 7/01/40 7/28 at 100.00 N/R 3,581,597
61 4.536%, 7/01/53 7/28 at 100.00 N/R 56,300
31 4.784%, 7/01/58 7/28 at 100.00 N/R 28,988
Virgin Islands Public Finance Authority, Federal Highway
Grant Anticipation Loan Note Revenue Bonds, Series
2015:
500 5.000%, 9/01/23, 144A No Opt. Call A 509,205
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 A 1,056,640
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 A 1,052,430
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
10/22 at 100.00 Baa2 1,016,430
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 AA 2,307,133
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Refunding Series 2017E:
1,000 5.000%, 2/01/30 2/28 at 100.00 AA+ 1,119,060
2,000 5.000%, 2/01/32 2/28 at 100.00 AA+ 2,221,000
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Series 2019A:
2,835 5.000%, 2/01/29 No Opt. Call AA+ 3,241,823
3,000 5.000%, 2/01/30 2/29 at 100.00 AA+ 3,414,030
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 AA+ 3,817,555
Virginia Commonwealth Transportation Board, Federal
Transportation Grant Anticipation Revenue Notes, Series
2020:
2,900 5.000%, 3/15/33 9/30 at 100.00 N/R 3,363,565
1,470 5.000%, 3/15/34 9/30 at 100.00 AA+ 1,696,850
1,430 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2016C, 5.000%, 8/01/36, (AMT)
8/26 at 100.00 AA+ 1,521,477
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 AA+ 2,012,960
Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2020A:
2,500 5.000%, 8/01/36 8/30 at 100.00 AA+ 2,837,475
6,000 5.000%, 8/01/37 8/30 at 100.00 AA+ 6,795,060
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 AA+ 2,142,180

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program,
Series 2019B:
$ 500 4.000%, 11/01/37 11/29 at 100.00 AAA $ 515,420
500 4.000%, 11/01/38 11/29 at 100.00 AAA 514,050
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
11/22 at 100.00 AAA 25,094
275 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan
Bond Program, Series 2015D, 5.000%, 11/01/40
11/25 at 100.00 AAA 293,543
345 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 356,861
5,640 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 AA+ 5,655,961
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2019, 5.000%, 5/15/32
5/29 at 100.00 AA+ 3,419,100
1,000 Virginia Transportation Board, Transportation Revenue Bonds, US Route 58
Corridor Development Program, Series 2022, 4.000%, 5/15/39
5/32 at 100.00 N/R 1,009,110
4,000 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 AA 3,902,240
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
1,000 5.000%, 12/01/37 12/26 at 100.00 Aa2 1,090,480
113,957 Total Tax Obligation/Limited 113,861,573
Transportation - 21.7%
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
350 4.000%, 7/01/36 7/26 at 100.00 A2 343,311
770 4.000%, 7/01/38 7/26 at 100.00 A2 740,925
525 Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2021A, 4.000%, 7/01/33 - AGM Insured
7/31 at 100.00 AA 535,164
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
2,875 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA 3,009,866
6,535 5.000%, 7/01/46 7/26 at 100.00 BBB 6,759,674
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000 0.000%, 7/15/32 (4) 7/28 at 100.00 BBB+ 3,037,920
1,755 0.000%, 7/15/40 - AGM Insured (4) 7/28 at 100.00 AA 1,756,579
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
10/22 at 100.00 BBB+ 1,621,555
Metropolitan Washington Airports Authority, D.C., Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
305 4.000%, 10/01/38 10/29 at 100.00 A- 292,337
4,680 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 AA 4,193,654
2,000 Metropolitan Washington Airports Authority, D.C., Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36
10/28 at 100.00 A 2,178,780
Metropolitan Washington Airports Authority, D.C., Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call AA 3,690,162
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call AA 3,586,108
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call AA 7,179,250
3,300 Metropolitan Washington Airports Authority, D.C., Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 3,736,260
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 5,467,904

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017:
$ 625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 Aa3 $ 665,213
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 Aa3 3,122,250
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 Aa3 3,218,520
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 Aa3 3,518,572
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 AA- 1,064,170
4,000 5.000%, 10/01/40, (AMT) 10/29 at 100.00 Aa3 4,208,880
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2020A. Forward Delivery, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 Aa3 1,093,510
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2020B. Forward Delivery, 4.000%, 10/01/39
10/30 at 100.00 Aa3 982,250
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
125 5.000%, 8/01/26, (AMT) 9/22 at 100.00 B 125,649
595 5.000%, 8/01/31, (AMT) 9/22 at 100.00 B 598,088
Norfolk Airport Authority, Virginia, Airport Revenue Bonds,
Series 2019:
1,585 5.000%, 7/01/38 7/29 at 100.00 A- 1,704,160
875 5.000%, 7/01/39 7/29 at 100.00 A- 938,919
3,885 5.000%, 7/01/43 7/29 at 100.00 A- 4,110,796
3,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1 3,139,620
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
7,725 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 7,873,629
2,825 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 2,875,652
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
2,500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 N/R 2,645,575
1,000 5.000%, 1/01/38, (AMT) 1/32 at 100.00 N/R 1,050,010
1,000 5.000%, 7/01/38, (AMT) 1/32 at 100.00 N/R 1,050,010
2,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 N/R 2,072,960
2,260 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 1,974,630
1,340 5.000%, 12/31/52, (AMT) 12/32 at 100.00 N/R 1,384,354
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 N/R 1,026,470
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding
Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 N/R 2,350,692
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 N/R 953,360
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 N/R 2,341,700
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 N/R 4,696,320
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
2,000 5.000%, 7/01/30 7/27 at 100.00 AA 2,204,380
2,000 5.000%, 7/01/36 7/27 at 100.00 AA 2,163,300
1,400 5.000%, 7/01/37 7/27 at 100.00 AA 1,511,328
3,250 5.000%, 7/01/42 7/27 at 100.00 AA 3,480,848
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AA- 1,079,520
126,165 Total Transportation 119,354,784

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 9.6% (5)
$ 405 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call AA $ 415,911
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R 107,028
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 AA+ 1,123,120
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 BBB+ 732,284
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 BBB+ 5,040,914
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall
LLC, Series 2013A:
1,000 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,031,320
1,000 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,031,320
2,000 Fairfax County, Virginia, General Obligation Bonds, Refunding Public
Improvement Series 2016A, 5.000%, 10/01/33, (Pre-refunded 4/01/26)
4/26 at 100.00 AAA 2,177,920
1,220 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 1,251,378
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,572,368
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,358,552
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,987,922
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
1,000 5.000%, 7/01/36, (Pre-refunded 1/01/28) 1/28 at 100.00 AA+ 1,122,830
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 N/R 1,852,670
1,000 5.000%, 7/01/52, (Pre-refunded 1/01/28) 1/28 at 100.00 AA+ 1,122,830
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 AA+ 11,200,771
5,250 Metropolitan Washington Airports Authority, D.C., Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26) - AGC Insured
10/26 at 100.00 AA 6,075,930
3,755 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2019, 5.000%, 8/01/46, (Pre-refunded 8/01/28)
8/28 at 100.00 AAA 4,279,085
1,870 Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C,
5.000%, 9/01/31, (Pre-refunded 3/01/27)
3/27 at 100.00 AAA 2,071,810
1,000 Prince William County Industrial Development Authority, Virginia, Health
Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince
William Hospital, Refunding Series 2013B, 5.000%, 11/01/25, (Pre-
refunded 11/01/22)
11/22 at 100.00 AA- 1,004,430
2,190 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA 2,317,195
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
1,000 5.000%, 12/01/37, (Pre-refunded 12/01/26) 12/26 at 100.00 N/R 1,100,180
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 A+ 1,720,495
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 Aaa 317,223
48,450 Total U.S. Guaranteed 53,015,486

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 8.9%
$ 4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R $ 4,314,663
3,660 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 3,635,734
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 2,556,425
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 A- 1,052,900
1,735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,806,326
825 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/33
10/27 at 100.00 BBB 869,220
Guam Power Authority, Revenue Bonds, Series 2012A:
390 5.000%, 10/01/27 - AGM Insured 10/22 at 100.00 AA 390,788
1,500 5.000%, 10/01/30 - AGM Insured 10/22 at 100.00 AA 1,503,030
1,350 5.000%, 10/01/34 - AGM Insured 10/22 at 100.00 AA 1,352,727
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 N/R 4,000,087
3,085 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 3,064,546
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call A2 1,873,060
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008C, 1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call N/R 1,957,840
2,975 Newport News, Virginia, Water Revenue Bonds, Series 2021, 5.000%,
7/15/30
No Opt. Call N/R 3,484,707
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 AA+ 4,222,480
1,715 Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42 11/27 at 100.00 AA+ 1,864,839
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 2,006,280
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 1,768,540
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/32
1/26 at 100.00 Aa1 5,349,450
1,000 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 997,760
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 971,310
47,800 Total Utilities 49,042,712
$ 559,357 Total Municipal Bonds (cost $555,751,997) 543,579,903
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
32,138 American Airlines Group Inc (6),(7) $ 417,473
Total Common Stocks (cost $905,444) 417,473
Total Long-Term Investments (cost $556,657,441) 543,997,376
– Other Assets Less Liabilities - 1.3% 7,283,727
Net Assets - 100% $ 551,281,103

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 543,579,903 $ – $ 543,579,903
Common Stocks 417,473 – – 417,473
Total
$ 417,473 $ 543,579,903 $ – $ 543,997,376
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.